Fair Value Measurements (Schedule Of Accumulated Other Comprehensive Loss - Interest Rate Swaps) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments Gain Loss [Line Items]
Balance at beginning of year	$ 0	$ 0
Balance at end of year	$ 0	$ 0